Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	355,333	317,124
Debt instruments. | Mexican peso
Financial assets
Financial assets	243,132	227,252
Debt instruments. | US dollar
Financial assets
Financial assets	47,897	27,749
Debt instruments. | Brazilian real
Financial assets
Financial assets	30,225	31,210
Debt instruments. | Other currencies
Financial assets
Financial assets	34,079	30,913
Issued by financial institutions
Financial assets
Financial assets	2,270	5,998
Other debt securities
Financial assets
Financial assets	10,463	3,282
SPAIN | Government debt securities
Financial assets
Financial assets	273,487	253,547
Financial assets pledged as collateral	4,472	4,769
Group | Government debt securities
Financial assets
Financial assets	69,113	54,297
BRAZIL | Government debt securities
Financial assets
Financial assets	30,225	31,210
UNITED STATES | US Government Treasury Bills (T-BILLS)
Financial assets
Financial assets	34,506	$ 23,087
UNITED STATES | US Government Treasury Notes (T-NOTES)
Financial assets
Financial assets	$ 4,382